Management of financial risk - Impairment loss allowance of trade receivables and contract assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Loss allowance
Loss allowance	¥ 59,852	¥ 82,340
Credit risk
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	9.90%	10.06%
Credit risk | Related parties
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	2.27%	1.55%
Credit risk | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	3.33%	6.31%
Credit risk | Later than one year and not later than two years [member]
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	42.80%	33.30%
Credit risk | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	68.40%	89.51%
Credit risk | Later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	97.75%	98.86%
Credit risk | Simplified approach
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	¥ 1,180,516	¥ 1,245,255
Credit risk | Simplified approach | Related parties
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	391,221	456,470
Credit risk | Simplified approach | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	657,723	653,428
Credit risk | Simplified approach | Later than one year and not later than two years [member]
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	63,170	81,012
Credit risk | Simplified approach | Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	26,482	39,758
Credit risk | Simplified approach | Later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables and contract assets	41,920	14,587
Credit risk | Trade receivable and contract asset
Loss allowance
Loss allowance	116,899	125,318	¥ 97,243	¥ 45,944
Credit risk | Trade receivable and contract asset | Related parties
Loss allowance
Loss allowance	8,888	7,091
Credit risk | Trade receivable and contract asset | Not later than one year [member]
Loss allowance
Loss allowance	21,885	41,240
Credit risk | Trade receivable and contract asset | Later than one year and not later than two years [member]
Loss allowance
Loss allowance	27,038	26,980
Credit risk | Trade receivable and contract asset | Later than two years and not later than three years [member]
Loss allowance
Loss allowance	18,113	35,587
Credit risk | Trade receivable and contract asset | Later than three years [member]
Loss allowance
Loss allowance	¥ 40,975	¥ 14,420